Other non-current assets - Additional Information (Details) € in Millions, $ in Millions				6 Months Ended	12 Months Ended
	May 29, 2020 EUR (€) shares	Nov. 11, 2019 USD ($)	May 02, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares		Dec. 31, 2019 EUR (€)		Nov. 18, 2021 USD ($)	Jun. 23, 2020
Disclosure Of Other Non Current Assets [Line Items]
Net proceeds from sale of Regeneron shares on May 29, 2020					€ 0	€ 10,370	[1]	€ 0	[1]
Pre-tax impact on Other Comprehensive Income					(40)
Level 1
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value					€ 6,449	10,022		6,263
Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Increase in contingent consideration					2.00%
Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income					€ 447
Senior bond
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments						426		403
Financial instruments held to fund deferred compensation plan
Disclosure Of Other Non Current Assets [Line Items]
Financial investments					549	453		442
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income					823	588		380
Trading equity securities | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income					396	439		114
Unquoted equity investments
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI					427	149		266
Unquoted equity investments | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value					0	0		0
Unquoted equity investments | Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans					152
Quoted equity securities
Disclosure Of Other Non Current Assets [Line Items]
Unrealized gains (losses)					322	200		(80)
SPMSD contingent consideration asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration					378	483		492
Non current asset | Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration					275	374
Unquoted debt securities not meeting the definition of equity instruments
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value					78	63		52
Unquoted debt securities not meeting the definition of equity instruments | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value					0	0		0
Increase of ten percent basis point in market interest rate | Debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax					2
Increase of ten percent basis point in market interest rate | Quoted debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax					€ 1
Regeneron
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 221					€ 111
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
Non-current financial assets, number of shares (in shares) | shares	400,000				279,766	279,766,000,000
Net proceeds from sale of Regeneron shares on May 29, 2020	€ 10,370
Associates | Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income						€ 357
Translate Bio
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI, ownership percentage						8.00%					5.00%
Investments in equity instruments designated at fair value through OCI						€ 74
Okwin
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI, ownership percentage										14.00%
Investments in equity instruments designated at fair value through OCI | $										$ 180
Alnylam Pharmaceuticals, Inc
Disclosure Of Other Non Current Assets [Line Items]
Equity investment, shares divested | shares			10,600,000
Alnylam Pharmaceuticals, Inc | Securities quoted in an active market
Disclosure Of Other Non Current Assets [Line Items]
Percentage of company capital			10.00%
Net proceeds from sale of Regeneron shares on May 29, 2020			€ 706					706
MyoKardia, Inc | Securities quoted in an active market
Disclosure Of Other Non Current Assets [Line Items]
Net proceeds from sale of Regeneron shares on May 29, 2020				€ 118				€ 118
Onduo LLC
Disclosure Of Other Non Current Assets [Line Items]
Dividends recognised for investments in equity instruments | $		$ 122

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.